Income Taxes (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure Of Income Taxes [Abstract]
Summary of Differences and Related Tax Effects

Income tax expense differs from the amount that would be computed by applying the federal and provincial statutory tax rates of 27% (2021 – 27%) to the earnings before income taxes. The reasons for the differences and related tax effects are as follows:

	2023	2022
	$	$
Earnings (loss) before income taxes	(27,752)	(15,848)

Income taxes (recovery) on earnings before income taxes, at above basic rate	(7,493)	(3,627)
Increase (decrease) in taxes resulting from:
Nondeductible expenses	8	322
Estimated SR&ED ITC	(198)	—
Effects of tax rate change and foreign exchange	209	12
Deferred income tax asset recognized	—	(138)
Tax rate difference by jurisdiction	948	(359)
Tax benefits not recognized	4,885	4,651
Impairment loss	602	—
Prior year tax assessments and adjustments	(420)	—
Other	267	—
Income taxes (recovery)	(1,192)	861

	2023	2022
	$	$
Current income taxes	(242)	1,390
Deferred income taxes (recovery)	(950)	(529)
Income taxes (recovery)	(1,192)	861

Summary of Temporary Differences to Deferred Income Tax Assets and Liabilities

Temporary differences give rise to the following deferred income tax assets and liabilities:

	2023	2022
	$	$
Other tax pools	31	(20)
Capital assets net of lease liabilities	(61)	8
Inventory and intangible assets	(7,631)	(8,093)
Recognized deferred income tax liabilities	(7,661)	(8,105)

	2023	2022
	$	$
Non-capital losses carried forward (expire from 2026 to 2039)	9,930	10,514
Other tax pools	—	1,373
Capital losses carried forward	295	194
Capital assets net of lease liabilities	20	13
Financing costs	746	979
Less: unrecognized deferred income tax asset	(10,991)	(13,073)
Unrecognized deferred income tax liabilities	—	—